One Commerce Square
                                        Philadelphia, PA 19103

Delaware Group of Funds
_______________________
                                                       DELAWARE
                                                       GROUP
                                                       ________


                                       1933 Act Rule 497(j)
                                       1933 Act File No. 33-442
                                       1940 Act File No. 811-4413


May 5, 1997


Filed via EDGAR (CIK #0000778108)
_________________________________


Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  File No. 33-442
     DELAWARE GROUP EQUITY FUNDS IV, INC.


Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Supplements to the Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 22, the most recent post-effective amendment of Delaware Group Equity Funds IV, Inc. Post-Effective Amendment No. 22 was filed electronically with the Commission on April 30, 1997 under paragraph (b) of Rule 485 under the Securities Act of 1933.


Very truly yours,

/s/Eric E. Miller

Eric E. Miller
Vice President/
Assistant Secretary